FINANCE LEASE LIABILITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2018 vessel
Lessee, Lease, Description [Line Items]
Finance lease, vessel bareboat charter period	15 years
Number of container vessels contracted to be chartered in | vessel	4		4
Number of years before option to buy vessel is available	6 years			6 years
Finance lease, interest expense | $	$ 23,500	$ 25,800	$ 59,600
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Lessee, Lease, Description [Line Items]
Ownership percentage of disposed assets			50.10%
Investments in sales-type and direct financing leases | $			$ 540,908
Finance lease liability | $			$ 464,740
Minimum
Lessee, Lease, Description [Line Items]
Term of lease or charter	6 years			6 years
Maximum
Lessee, Lease, Description [Line Items]
Term of lease or charter	11 years			11 years
14,000 TEU Containership
Lessee, Lease, Description [Line Items]
Container vessels acquired | vessel				4
10,600 TEU Containership
Lessee, Lease, Description [Line Items]
Container vessels acquired | vessel				3